INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4. INTANGIBLE ASSETS

The Company’s intangible assets are comprised of the following:

	September 30, 2012	December 31, 2011
	(unaudited)	(unaudited)
Website development	$4,500	$4,500
Accumulated amortization	(2,750)	(2,000)
Website, net	$1,750	$2,500

Amortization expense amounted to $750 for the nine months ended September 30, 2012 and 2011 respectively.

Amortization expense amounted to $750 for the nine months ended September 30, 2012 and 2011 respectively.